UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 1999

Institutional Investment Manager Filing this Report:

Name:           Kensington Investment Group, Inc.
Address:        4 Orinda Way, Suite 220D
                Orinda, CA  94563

13F File Number:  28-7458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John P. Kramer
Title:  President
Phone:  925-253-2949
Signature, Place, and Date of Signing:

        John P. Kramer    Orinda, California      August 9, 1999

Report Type:  13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:      NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $105,404

List of Other Included Managers:  NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Aegis Realty Inc Com           REIT             00760P104      965    98300 SH
     SOLE                    98300
Agree Realty Corporation       REIT             008492100     1681    91200 SH
     SOLE                    91200
American Industrial Properties REIT             026791202     4537   321200 SH
     SOLE                   321200
Apartment Investment & Managem REIT             03748R101      556    13000 SH
     SOLE                    13000
Apartment Invt & Mgmt Co Pfd D REIT             03748R309      230    10000 SH
     SOLE                    10000
Apartment Invt & Mgmt Co Pfd G REIT             03748R408      838    35100 SH
     SOLE                    35100
Apex Mortgage Capital Inc.     REIT             037564101      157    11800 SH
     SOLE                    11800
Associated Estates Realty Corp REIT             045604105     1464   123900 SH
     SOLE                   123900
Banyan Strategic Realty Trust  REIT             06683M102     4430   754106 SH
     SOLE                   754106
Berkshire Realty Co., Incorpor REIT             084710102     3915   338600 SH
     SOLE                   338600
Boddie-Noell Properties, Incor REIT             096903109      804    69900 SH
     SOLE                    69900
Boston Properties, Incorporate REIT             101121101     1080    30100 SH
     SOLE                    30100
Boykin Lodging Company         REIT             103430104      223    14500 SH
     SOLE                    14500
Brandywine Realty Trust        REIT             105368203     2520   127200 SH
     SOLE                   127200
Brookdale Living Communities   REIT             112462106     1635   110400 SH
     SOLE                   110400
CarrAmerica Realty Corp. Pfd S REIT             144418209      749    32400 SH
     SOLE                    32400
Chastain Capital Corporation   REIT             161697107      344    52000 SH
     SOLE                    52000
Cornerstone Realty Income Comp REIT             21922V102      258    24000 SH
     SOLE                    24000
Corporate Office Pfd 10%       REIT             22002T207      625    25000 SH
     SOLE                    25000
Corporate Office Properties Tr REIT             22002T108     2609   318700 SH
     SOLE                   318700
Crescent Real Estate Equities  REIT             225756105      617    26000 SH
     SOLE                    26000
Crescent Real Estate Ser A 6.7 REIT             225756204      514    30000 SH
     SOLE                    30000
Crown American Realty Trust Pf REIT             228186201     1451    30800 SH
     SOLE                    30800
Developers Diversified Realty  REIT             251591103     1451    86000 SH
     SOLE                    86000
EastGroup Properties, Incorpor REIT             277276101     1018    50739 SH
     SOLE                    50739
Equity Office Properties Trust REIT             294741103     2065    80600 SH
     SOLE                    80600
Equity Residential             REIT             29476L107     1649    36590 SH
     SOLE                    36590
Felcor Lodging Trust Inc.      REIT             31430F101     1245    60000 SH
     SOLE                    60000
First Industrial Realty Trust, REIT             32054K103      960    35000 SH
     SOLE                    35000
First Union R/E Equity & Mortg REIT             337400105     2004   445271 SH
     SOLE                   445271
G&L Realty Corp. Pfd Ser A     REIT             361271208      729    38300 SH
     SOLE                    38300
G&L Realty Corp. Pfd Ser B     REIT             361271307      408    22000 SH
     SOLE                    22000
Glenborough Realty Trust       REIT             37803P105     1206    68900 SH
     SOLE                    68900
Glenborough Realty Trust Pfd S REIT             37803P204      534    28100 SH
     SOLE                    28100
Glimcher Realty Trust          REIT             379302102     2122   129600 SH
     SOLE                   129600
Glimcher Realty Trust Pfd Ser  REIT             379302201      350    16000 SH
     SOLE                    16000
Highwoods Properties, Inc.     REIT             431284108     1364    49700 SH
     SOLE                    49700
Hospitality Prop.              REIT             44106M102      239     8800 SH
     SOLE                     8800
IRT Property Company           REIT             450058102      144    14600 SH
     SOLE                    14600
Imperial Credit Commercial     REIT             45272T102      811    75000 SH
     SOLE                    75000
Koger Equity                   REIT             500228101     5321   288600 SH
     SOLE                   288600
Kranzco Realty Trust           REIT             50076E103     1976   149100 SH
     SOLE                   149100
Lexford Residential Trust      REIT             528933104     4971   208200 SH
     SOLE                   208200
Lodgian Inc.                   REIT             54021P106      691   105300 SH
     SOLE                   105300
MGI Properties Inc.            REIT             552885105      282    10000 SH
     SOLE                    10000
Mack-Cali Realty corporation   REIT             554489104      888    28700 SH
     SOLE                    28700
Malan Realty Investors, Inc.   REIT             561063108     6669   432000 SH
     SOLE                   432000
Meditrust                      REIT             58501T306      131    10000 SH
     SOLE                    10000
PS Business Parks Inc. (New)   REIT             69360J107     1258    51600 SH
     SOLE                    51600
Pacific Gulf Properties, Inc.  REIT             694396102     2102    92900 SH
     SOLE                    92900
Patriot Amer Hospitality DelPa REIT             703352203       90    20000 SH
     SOLE                    20000
Prentiss Properties Trust      REIT             740706106     3284   139000 SH
     SOLE                   139000
Prime Group Realty Trust       REIT             74158J103     1423    82800 SH
     SOLE                    82800
Prime Group Realty Trust Pfd S REIT             74158J202      614    31500 SH
     SOLE                    31500
Prologis Trust                 REIT             743410102      607    30000 SH
     SOLE                    30000
Ramco-Gershenson Properties Tr REIT             751452202     2603   160200 SH
     SOLE                   160200
Resource Asset Investment Trus REIT             761196104      638    50500 SH
     SOLE                    50500
Rouse Company (The)            REIT             779273101      272    10700 SH
     SOLE                    10700
SL Green                       REIT             78440X101     1042    51000 SH
     SOLE                    51000
Starwood Hotels & Resorts Worl REIT             855905204     2436    79700 SH
     SOLE                    79700
Sunstone Hotel Investors, Inc. REIT             867933103     1476   173700 SH
     SOLE                   173700
Trinet Corporate Realty Trust, REIT             896287109     1296    46800 SH
     SOLE                    46800
Trizec Hahn                    REIT             896938107     2256   110700 SH
     SOLE                   110700
United Investors Realty Trust  REIT             910741107      411    49800 SH
     SOLE                    49800
Vornado Realty Trust           REIT             929042109     1847    52300 SH
     SOLE                    52300
Walden Residential Prop. Inc.  REIT             931210603     1087    54200 SH
     SOLE                    54200
Walden Residential Properties, REIT             931210108     1380    64200 SH
     SOLE                    64200
Wellsford Real Properties, Inc REIT             950240101     3569   332034 SH
     SOLE                   332034
Winston Hotels Inc.            REIT             97563A102     2196   212900 SH
     SOLE                   212900
Wyndham International Inc.     REIT             983101106     1198   266201 SH
     SOLE                   266201
Capital Senior Living Corp.    COM              140475104      555    55500 SH
     SOLE                    55500
Excel Legacy Group             COM              300665106       48    10100 SH
     SOLE                    10100
Host Marriott Corporation      COM              44107P104      285    24000 SH
     SOLE                    24000